Financial instruments and risk management - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other financial payables	$ (5,552)	$ (5,922)
Borrowings before swaps	(12,917)	(15,297)
Expected future interest payments	(7,238)	(7,819)
Other financial liabilities	(666)	(345)
Derivatives related to net debt - net settled	(148)	88
– gross inflows	1,951	2,663
– gross outflows	(2,429)	(3,066)
Derivatives not related to net debt - net settled	(83)	(295)
– gross inflows	1,664	795
– gross outflows	(1,733)	(802)
Total	(27,151)	(30,000)
Due within 1 year [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other financial payables	(5,129)	(5,488)
Borrowings before swaps	(312)	(552)
Expected future interest payments	(651)	(679)
Other financial liabilities	(666)	(302)
Derivatives related to net debt - net settled	(36)	10
– gross inflows	48	62
– gross outflows	(79)	(82)
Derivatives not related to net debt - net settled	(27)	(43)
– gross inflows	1,664	795
– gross outflows	(1,733)	(802)
Total	(6,921)	(7,081)
Between 1 and 2 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Trade and other financial payables	(423)	(434)
Borrowings before swaps	(562)	(148)
Expected future interest payments	(653)	(673)
Other financial liabilities		(43)
Derivatives related to net debt - net settled	(36)	10
– gross inflows	508	62
– gross outflows	(595)	(82)
Derivatives not related to net debt - net settled	(13)	(36)
Total	(1,774)	(1,344)
Between 2 and 3 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(166)	(1,011)
Expected future interest payments	(636)	(670)
Derivatives related to net debt - net settled	(36)	14
– gross inflows	39	958
– gross outflows	(58)	(1,051)
Derivatives not related to net debt - net settled	(5)	(33)
Total	(862)	(1,793)
Between 3 and 4 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(660)	(916)
Expected future interest payments	(630)	(638)
Derivatives related to net debt - net settled	(36)	11
– gross inflows	39	44
– gross outflows	(58)	(55)
Derivatives not related to net debt - net settled	(5)	(24)
Total	(1,350)	(1,578)
Between 4 and 5 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(741)	(1,283)
Expected future interest payments	(586)	(606)
Derivatives related to net debt - net settled	4	7
– gross inflows	39	44
– gross outflows	(58)	(55)
Derivatives not related to net debt - net settled	(5)	(21)
Total	(1,347)	(1,914)
More than 5 years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings before swaps	(10,476)	(11,387)
Expected future interest payments	(4,082)	(4,553)
Derivatives related to net debt - net settled	(8)	36
– gross inflows	1,278	1,493
– gross outflows	(1,581)	(1,741)
Derivatives not related to net debt - net settled	(28)	(138)
Total	$ (14,897)	$ (16,290)